Impairment expense (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Impairment Expenses [Abstract]
Summary of Impairment expense

TCHF	2023	2022
Impairment losses on intangible assets (note 7)	95,895	26,424
Impairment losses on inventories (note 10)	184	—

Total impairment expense	96,079	26,424